UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2012

Columbia Real Estate Equity Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Real Estate Equity Fund

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples" — an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Table of Contents

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	11

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	17

Notes to Financial Statements	26

Board Consideration and Approval of Advisory Agreement	35

Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Real Estate Equity Fund (the fund) Class A shares returned 14.74% for the six-month period ended June 30, 2012.

>  The fund's benchmark, the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, returned 14.91% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	11/01/02
Excluding sales charges		14.74	12.92	2.87	9.39
Including sales charges		8.18	6.46	1.66	8.75
Class B*	11/01/02
Excluding sales charges		14.38	12.03	2.11	8.59
Including sales charges		9.38	7.03	1.85	8.59
Class C*	10/13/03
Excluding sales charges		14.41	12.06	2.11	8.61
Including sales charges		13.41	11.06	2.11	8.61
Class I*	09/27/10	15.03	13.52	3.21	9.74
Class R*	09/27/10	14.71	12.58	2.45	8.93
Class R4*	03/07/11	14.89	13.10	3.02	9.58
Class R5*	03/07/11	15.12	13.43	3.19	9.73
Class W*	09/27/10	14.82	12.90	2.92	9.48
Class Z	04/01/94	15.03	13.23	3.13	9.70
FTSE NAREIT Equity REITs Index		14.91	12.92	2.60	10.32

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The fund's other classes are not subject to sales charges and have limited eligibility. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The FTSE NAREIT Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Simon Property Group, Inc.	13.2
Ventas, Inc.	7.8
Boston Properties, Inc.	6.2
Equity Residential	4.8
AvalonBay Communities, Inc.	4.1
ProLogis, Inc.	3.8
Home Properties, Inc.	3.3
DDR Corp.	3.2
Public Storage	3.2
HCP, Inc.	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds and investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	100.0
Real Estate Investment Trusts	99.5
Real Estate Management & Development	0.5
Other(a)	0.0	(b)

Percentages indicated are based upon the value of total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

(b) Rounds to less than 0.01%.

Portfolio Management

Arthur J. Hurley, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,147.40	1,018.50	6.83	6.42	1.28
Class B	1,000.00	1,000.00	1,143.80	1,014.77	10.82	10.17	2.03
Class C	1,000.00	1,000.00	1,144.10	1,014.77	10.82	10.17	2.03
Class I	1,000.00	1,000.00	1,150.30	1,020.69	4.49	4.22	0.84
Class R	1,000.00	1,000.00	1,147.10	1,017.26	8.17	7.67	1.53
Class R4	1,000.00	1,000.00	1,148.90	1,019.44	5.82	5.47	1.09
Class R5	1,000.00	1,000.00	1,151.20	1,020.64	4.55	4.27	0.85
Class W	1,000.00	1,000.00	1,148.20	1,018.45	6.89	6.47	1.29
Class Z	1,000.00	1,000.00	1,150.30	1,019.74	5.51	5.17	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.8%

Issuer	Shares	Value ($)
Financials 99.8%
Real Estate Investment Trusts (REITs) 99.3%
American Campus Communities, Inc.	298,989	13,448,525
AvalonBay Communities, Inc.	164,479	23,270,489
Boston Properties, Inc.(a)	323,654	35,074,384
CBL & Associates Properties, Inc.(a)	674,744	13,184,498
Coresite Realty Corp.	215,100	5,553,882
CubeSmart(a)	1,183,670	13,813,429
DDR Corp.(a)	1,226,572	17,957,014
DiamondRock Hospitality Co.(a)	681,126	6,947,485
Digital Realty Trust, Inc.(a)	200,157	15,025,786
Douglas Emmett, Inc.(a)	378,000	8,731,800
DuPont Fabros Technology, Inc.(a)	553,700	15,813,672
EastGroup Properties, Inc.(a)	146,290	7,797,257
Equity Residential	438,274	27,330,767
Extra Space Storage, Inc.	227,400	6,958,440
Federal Realty Investment Trust	124,900	13,000,841
General Growth Properties, Inc.(a)	308,600	5,582,574
Glimcher Realty Trust	1,161,700	11,872,574
HCP, Inc.	386,609	17,068,787
Health Care REIT, Inc.(a)	239,788	13,979,640
Highwoods Properties, Inc.(a)	180,300	6,067,095
Home Properties, Inc.	307,400	18,862,064
Host Hotels & Resorts, Inc.(a)	740,056	11,707,686
Kimco Realty Corp.(a)	250,200	4,761,306
LaSalle Hotel Properties(a)	291,835	8,504,072
Lexington Realty Trust	62,984	533,474
National Retail Properties, Inc.(a)	554,300	15,681,147
Post Properties, Inc.	345,878	16,930,728
ProLogis, Inc.(a)	645,069	21,435,643
Public Storage	123,959	17,900,919
Simon Property Group, Inc.(a)	477,954	74,398,320
SL Green Realty Corp.(a)	146,478	11,753,395
Sovran Self Storage, Inc.(a)	103,300	5,174,297
Strategic Hotels & Resorts, Inc.(a)(b)	487,000	3,146,020
Sunstone Hotel Investors, Inc.(b)	477,200	5,244,428
Tanger Factory Outlet Centers(a)	217,100	6,958,055
Ventas, Inc.	696,274	43,948,815
Vornado Realty Trust	64,952	5,454,669
Weingarten Realty Investors(a)	441,302	11,623,895
Total		562,497,872

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Management & Development 0.5%
Brookfield Office Properties, Inc.	154,000	2,682,680
Total Financials		565,180,552
Total Common Stocks (Cost: $404,339,420)		565,180,552
Money Market Funds — %
Columbia Short-Term Cash Fund, 0.152%(c)(d)	118,637	118,637
Total Money Market Funds (Cost: $118,637)		118,637

Investments of Cash Collateral Received for Securities on Loan 22.2%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Asset-Backed Commercial Paper 1.4%
Barton Capital Corporation 07/03/12	0.280%	4,999,728	4,999,728
Kells Funding LLC 08/28/12	0.420%	2,997,025	2,997,025
Total			7,996,753
Certificates of Deposit 6.3%
ABM AMRO Bank N.V. 09/21/12	0.560%	1,997,142	1,997,142
Barclays Bank PLC 07/18/12	0.280%	5,000,000	5,000,000
DZ Bank AG 07/27/12	0.320%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank 07/16/12	0.270%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd. 08/14/12	0.400%	4,000,000	4,000,000
National Bank of Canada 11/09/12	0.301%	3,000,000	3,000,000
Norinchukin Bank 11/09/12	0.521%	4,000,000	4,000,000
Standard Chartered Bank PLC 10/05/12	0.630%	2,990,423	2,990,423
United Overseas Bank Ltd. 07/20/12	0.250%	5,000,000	5,000,000
Total			35,987,565

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Commercial Paper 4.6%
Bank of New Zealand 11/02/12	0.359%	3,000,000	3,000,000
Caisse des Depots 08/31/12	0.360%	4,995,400	4,995,400
Development Bank of Singapore Ltd. 08/02/12	0.551%	2,992,025	2,992,025
DnB NOR 08/30/12	0.489%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp. 09/04/12	0.441%	2,995,490	2,995,490
Nordea Bank AB 07/24/12	0.627%	3,987,361	3,987,361
Suncorp Metway Ltd. 08/07/12	0.460%	4,995,975	4,995,975
Total			25,966,251
Repurchase Agreements 9.9%
Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price $5,000,088(e)	0.210%	5,000,000	5,000,000
Goldman Sachs & Co. dated 06/27/12, matures 07/05/12, repurchase price $10,000,422(e)	0.190%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 06/29/12, matures 07/02/12, repurchase price $11,000,229(e)	0.250%	11,000,000	11,000,000
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price $21,000,438(e)	0.250%	21,000,000	21,000,000
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price $8,931,382(e)	0.190%	8,931,241	8,931,241
Total			55,931,241

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Value ($)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $125,881,810)	125,881,810
Total Investments (Cost: $530,339,867)	691,180,999
Other Assets & Liabilities, Net	(124,588,339)
Net Assets	566,592,660

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  At June 30, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	153,606	51,558,951	(51,593,920)	—	118,637	1,174	118,637

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	2,274,693
Fannie Mae-Aces	177,408
Freddie Mac REMICS	1,525,246
Government National Mortgage Association	1,122,653
Total market value of collateral securities	5,100,000
Security Description	Value ($)
Goldman Sachs & Co. (0.190%)
Fannie Mae Pool	6,129,491
Freddie Mac Gold Pool	3,699,312
Freddie Mac Non Gold Pool	371,197
Total market value of collateral securities	10,200,000
Security Description	Value ($)
Mizuho Securities USA, Inc. (0.250%)
Fannie Mae REMICS	5,172,248
Freddie Mac REMICS	6,047,752
Total market value of collateral securities	11,220,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	3,202,551
Fannie Mae REMICS	5,540,487
Federal Home Loan Banks	726,511
Federal National Mortgage Association	726,356
Freddie Mac Gold Pool	1,859,009
Freddie Mac Non Gold Pool	689,622
Freddie Mac REMICS	3,293,040
Government National Mortgage Association	3,899,188
United States Treasury Note/Bond	1,483,682
Total market value of collateral securities	21,420,446
Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	5,567,264
Freddie Mac Gold Pool	3,542,602
Total market value of collateral securities	9,109,866

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	565,180,552	—	—	565,180,552
Total Equity Securities	565,180,552	—	—	565,180,552
Other
Money Market Funds	118,637	—	—	118,637
Investments of Cash Collateral Received for Securities on Loan	—	125,881,810	—	125,881,810
Total Other	118,637	125,881,810	—	126,000,447
Total	565,299,189	125,881,810	—	691,180,999

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $404,339,420)	$565,180,552
Affiliated issuers (identified cost $118,637)	118,637
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $69,950,569)	69,950,569
Repurchase agreements (identified cost $55,931,241)	55,931,241
Total investments (identified cost $530,339,867)	691,180,999
Receivable for:
Investments sold	869,081
Capital shares sold	158,692
Dividends	1,408,538
Interest	21,736
Reclaims	64,003
Prepaid expenses	770
Trustees' deferred compensation plan	40,523
Total assets	693,744,342
Liabilities
Disbursements in excess of cash	2,167
Due upon return of securities on loan	125,881,810
Payable for:
Investments purchased	508,394
Capital shares purchased	553,032
Investment management fees	10,411
Distribution and service fees	1,584
Transfer agent fees	79,545
Administration fees	898
Plan administration fees	31
Compensation of board members	12,022
Other expenses	61,265
Trustees' deferred compensation plan	40,523
Total liabilities	127,151,682
Net assets applicable to outstanding capital stock	$566,592,660
Represented by
Paid-in capital	$457,466,675
Undistributed net investment income	1,050,076
Accumulated net realized loss	(52,757,460)
Unrealized appreciation (depreciation) on:
Investments	160,841,132
Foreign currency translations	(7,763)
Total — representing net assets applicable to outstanding capital stock	$566,592,660
*Value of securities on loan	$127,431,177

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class A
Net assets	$107,309,049
Shares outstanding	7,429,439
Net asset value per share	$14.44
Maximum offering price per share(a)	$15.32
Class B
Net assets	$6,899,658
Shares outstanding	476,799
Net asset value per share	$14.47
Class C
Net assets	$20,788,259
Shares outstanding	1,439,910
Net asset value per share	$14.44
Class I
Net assets	$62,456,363
Shares outstanding	4,312,303
Net asset value per share	$14.48
Class R
Net assets	$5,788,432
Shares outstanding	401,080
Net asset value per share	$14.43
Class R4
Net assets	$73,539
Shares outstanding	5,079
Net asset value per share	$14.48
Class R5
Net assets	$3,927,010
Shares outstanding	271,295
Net asset value per share	$14.48
Class W
Net assets	$8,761,140
Shares outstanding	606,128
Net asset value per share	$14.45
Class Z
Net assets	$350,589,210
Shares outstanding	24,236,580
Net asset value per share	$14.47

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$8,918,925
Dividends from affiliates	1,174
Income from securities lending — net	172,853
Foreign taxes withheld	(8,471)
Total income	9,084,481
Expenses:
Investment management fees	1,859,418
Distribution fees
Class B	26,501
Class C	74,606
Class R	13,486
Service fees
Class A	127,359
Class B	8,834
Class C	24,869
Class W	8,135
Transfer agent fees
Class A	100,919
Class B	6,981
Class C	19,669
Class R	5,312
Class R4	2
Class R5	92
Class W	6,680
Class Z	325,529
Administration fees	160,646
Plan administration fees
Class R4	95
Compensation of board members	21,615
Custodian fees	4,409
Printing and postage fees	84,765
Registration fees	86,826
Professional fees	35,794
Chief compliance officer expenses	530
Other	8,140
Total expenses	3,011,212
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(17,962)
Expense reductions	(3,713)
Total net expenses	2,989,537
Net investment income	6,094,944
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	16,435,032
Options contracts written	12,780
Net realized gain	16,447,812
Net change in unrealized appreciation (depreciation) on:
Investments	51,897,725
Foreign currency translations	393
Net change in unrealized appreciation	51,898,118
Net realized and unrealized gain	68,345,930
Net increase in net assets resulting from operations	$74,440,874

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$6,094,944	$8,258,601
Net realized gain	16,447,812	42,428,961
Net change in unrealized appreciation (depreciation)	51,898,118	(19,640,428)
Net increase in net assets resulting from operations	74,440,874	31,047,134
Distributions to shareholders from:
Net investment income
Class A	(856,955)	(1,285,956)
Class B	(31,524)	(58,245)
Class C	(93,207)	(135,252)
Class I	(673,182)	(2,269,688)
Class R	(38,574)	(55,319)
Class R4	(686)	(931)
Class R5	(39,129)	(50,673)
Class W	(69,987)	(76)
Class Z	(3,191,354)	(5,275,846)
Net realized gains
Class A	—	(2,497,428)
Class B	—	(186,608)
Class C	—	(504,795)
Class I	—	(1,694,822)
Class R	—	(154,019)
Class R4	—	(1,862)
Class R5	—	(86,370)
Class W	—	(147)
Class Z	—	(7,727,009)
Total distributions to shareholders	(4,994,598)	(21,985,046)
Increase (decrease) in net assets from share transactions	(11,260,424)	120,981,625
Redemption fees	60,080	1,016,032
Total increase in net assets	58,245,932	131,059,745
Net assets at beginning of period	508,346,728	377,286,983
Net assets at end of period	$566,592,660	$508,346,728
Undistributed (overdistributed) net investment income	$1,050,076	$(50,270)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	598,590	8,109,370	1,281,729	16,462,771
Fund merger	—	—	5,887,790	75,122,126
Distributions reinvested	58,757	810,232	277,501	3,360,077
Redemptions	(1,058,618)	(14,274,570)	(1,833,805)	(23,303,168)
Net increase (decrease)	(401,271)	(5,354,968)	5,613,215	71,641,806
Class B shares
Subscriptions	9,852	134,832	30,609	395,556
Fund merger	—	—	643,986	8,227,953
Distributions reinvested	2,173	30,035	18,347	222,458
Redemptions(a)	(107,516)	(1,464,970)	(360,874)	(4,668,213)
Net increase (decrease)	(95,491)	(1,300,103)	332,068	4,177,754
Class C shares
Subscriptions	272,778	3,655,131	224,751	2,861,797
Fund merger	—	—	1,118,143	14,261,923
Distributions reinvested	5,047	69,612	35,511	429,040
Redemptions	(399,639)	(5,412,686)	(373,163)	(4,744,141)
Net increase (decrease)	(121,814)	(1,687,943)	1,005,242	12,808,619
Class I shares
Subscriptions	177,626	2,409,465	2,432,283	31,136,486
Fund merger	—	—	12,295,219	157,105,589
Distributions reinvested	48,693	672,904	322,913	3,963,514
Redemptions	(1,300,254)	(18,093,266)	(12,512,568)	(160,768,109)
Net increase (decrease)	(1,073,935)	(15,010,897)	2,537,847	31,437,480
Class R shares
Subscriptions	204,830	2,757,492	192,665	2,374,729
Fund merger	—	—	472,472	6,026,815
Distributions reinvested	1,480	20,400	5,723	69,061
Redemptions	(278,914)	(3,729,965)	(197,389)	(2,558,695)
Net increase (decrease)	(72,604)	(952,073)	473,471	5,911,910
Class R4 shares
Subscriptions	—	—	197	2,507
Fund merger	—	—	5,523	70,653
Distributions reinvested	32	445	154	1,870
Redemptions	(827)	(11,918)	—	—
Net increase (decrease)	(795)	(11,473)	5,874	75,030

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	—	—	197	2,818
Fund merger	—	—	267,025	3,414,970
Distributions reinvested	24	329	5,616	67,904
Redemptions	(1,157)	(15,278)	(410)	(5,135)
Net increase (decrease)	(1,133)	(14,949)	272,428	3,480,557
Class W shares
Subscriptions	663,732	9,131,698	—	—
Fund merger	—	—	241	3,075
Distributions reinvested	5,068	69,934	—	—
Redemptions	(63,126)	(872,026)	—	—
Net increase	605,674	8,329,606	241	3,075
Class Z shares
Subscriptions	3,442,238	47,577,881	3,377,420	43,202,907
Fund merger	—	—	7,642,501	97,647,633
Distributions reinvested	145,599	2,010,673	644,315	7,841,788
Redemptions	(3,270,762)	(44,846,178)	(12,243,417)	(157,246,934)
Net increase (decrease)	317,075	4,742,376	(579,181)	(8,554,606)
Total net increase (decrease)	(844,294)	(11,260,424)	9,661,205	120,981,625

(a)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,						Year Ended August 31,
Class A	(Unaudited)		2011		2010		2009(a)		2009		2008		2007
Per share data
Net asset value, beginning of period	$12.69		$12.41		$10.07		$9.11		$13.85		$20.72		$29.07
Income from investment operations:
Net investment income	0.14		0.18		0.12		0.06		0.22		0.29		0.22
Net realized and unrealized gain (loss)	1.73		0.59		2.48		1.10		(4.46)		(1.10)		1.24
Total from investment operations	1.87		0.77		2.60		1.16		(4.24)		(0.81)		1.46
Less distributions to shareholders:
Net investment income	(0.12)		(0.19)		(0.26)		(0.12)		(0.33)		(0.16)		(0.33)
Net realized gains	—		(0.32)		—		—		—		(5.90)		(9.48)
Tax return of capital	—		—		—		(0.08)		(0.17)		—		—
Total distributions to shareholders	(0.12)		(0.51)		(0.26)		(0.20)		(0.50)		(6.06)		(9.81)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	0.00	(b)	0.02		—		—		—		—		—
Net asset value, end of period	$14.44		$12.69		$12.41		$10.07		$9.11		$13.85		$20.72
Total return	14.74%		6.59%		26.04	%(c)	12.86%		(29.89%)		(5.46%)		1.72%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.29	%(e)	1.26%		1.27	%(f)	1.39	%(e)	1.31%		1.28	%(f)	1.21	%(f)
Net expenses after fees waived or expenses reimbursed(g)	1.28	%(e)(h)	1.24	%(h)	1.27	%(f)(h)	1.39	%(e)(h)	1.31	%(h)	1.28	%(f)(h)	1.21	%(f)(h)
Net investment income	2.08	%(e)(h)	1.44	%(h)	1.04	%(h)	1.99	%(e)(h)	2.69	%(h)	1.93	%(h)	0.84	%(h)
Supplemental data
Net assets, end of period (in thousands)	$107,309		$99,335		$27,511		$18,245		$17,114		$22,321		$31,069
Portfolio turnover	35%		72%		108%		32%		110%		78%		67%

Notes to Financial Highlights

(a)  For the period from September 1, 2009 to December 31, 2009. In 2009, the Fund's fiscal year end was changed from August 31 to December 31.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,						Year Ended August 31,
Class B	(Unaudited)		2011		2010		2009(a)		2009		2008		2007
Per share data
Net asset value, beginning of period	$12.71		$12.43		$10.09		$9.12		$13.85		$20.76		$29.09
Income from investment operations:
Net investment income	0.09		0.08		0.02		0.04		0.16		0.20		0.03
Net realized and unrealized gain (loss)	1.73		0.58		2.50		1.10		(4.46)		(1.14)		1.24
Total from investment operations	1.82		0.66		2.52		1.14		(4.30)		(0.94)		1.27
Less distributions to shareholders:
Net investment income	(0.06)		(0.09)		(0.18)		(0.09)		(0.26)		(0.07)		(0.12)
Net realized gains	—		(0.32)		—		—		—		(5.90)		(9.48)
Tax return of capital	—		—		—		(0.08)		(0.17)		—		—
Total distributions to shareholders	(0.06)		(0.41)		(0.18)		(0.17)		(0.43)		(5.97)		(9.60)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	0.00	(b)	0.03		—		—		—		—		—
Net asset value, end of period	$14.47		$12.71		$12.43		$10.09		$9.12		$13.85		$20.76
Total return	14.38%		5.76%		25.07	%(c)	12.57%		(30.38%)		(6.21%)		0.99%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	2.04	%(e)	2.02%		2.02	%(f)	2.14	%(e)	2.06%		2.03	%(f)	1.96	%(f)
Net expenses after fees waived or expenses reimbursed(g)	2.03	%(e)(h)	2.01	%(h)	2.02	%(f)(h)	2.14	%(e)(h)	2.06	%(h)	2.03	%(f)(h)	1.96	%(f)(h)
Net investment income	1.30	%(e)(h)	0.61	%(h)	0.21	%(h)	1.22	%(e)(h)	1.96	%(h)	1.30	%(h)	0.10	%(h)
Supplemental data
Net assets, end of period (in thousands)	$6,900		$7,274		$2,986		$3,348		$3,356		$7,123		$9,663
Portfolio turnover	35%		72%		108%		32%		110%		78%		67%

Notes to Financial Highlights

(a)  For the period from September 1, 2009 to December 31, 2009. In 2009, the Fund's fiscal year end was changed from August 31 to December 31.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,						Year Ended August 31,
Class C	(Unaudited)		2011		2010		2009(a)		2009		2008		2007
Per share data
Net asset value, beginning of period	$12.68		$12.40		$10.07		$9.10		$13.82		$20.72		$29.06
Income from investment operations:
Net investment income	0.09		0.08		0.03		0.04		0.16		0.19		0.03
Net realized and unrealized gain (loss)	1.73		0.59		2.48		1.10		(4.45)		(1.12)		1.23
Total from investment operations	1.82		0.67		2.51		1.14		(4.29)		(0.93)		1.26
Less distributions to shareholders:
Net investment income	(0.06)		(0.09)		(0.18)		(0.09)		(0.26)		(0.07)		(0.12)
Net realized gains	—		(0.32)		—		—		—		(5.90)		(9.48)
Tax return of capital	—		—		—		(0.08)		(0.17)		—		—
Total distributions to shareholders	(0.06)		(0.41)		(0.18)		(0.17)		(0.43)		(5.97)		(9.60)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	0.00	(b)	0.02		—		—		—		—		—
Net asset value, end of period	$14.44		$12.68		$12.40		$10.07		$9.10		$13.82		$20.72
Total return	14.41%		5.77%		25.02	%(c)	12.60%		(30.37%)		(6.18%)		0.94%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	2.04	%(e)	2.01%		2.02	%(f)	2.14	%(e)	2.06%		2.03	%(f)	1.96	%(f)
Net expenses after fees waived or expenses reimbursed(g)	2.03	%(e)(h)	2.00	%(h)	2.02	%(f)(h)	2.14	%(e)(h)	2.06	%(h)	2.03	%(f)(h)	1.96	%(f)(h)
Net investment income	1.31	%(e)(h)	0.67	%(h)	0.28	%(h)	1.37	%(e)(h)	1.95	%(h)	1.26	%(h)	0.11	%(h)
Supplemental data
Net assets, end of period (in thousands)	$20,788		$19,802		$6,900		$4,777		$3,553		$6,462		$8,263
Portfolio turnover	35%		72%		108%		32%		110%		78%		67%

Notes to Financial Highlights

(a)  For the period from September 1, 2009 to December 31, 2009. In 2009, the Fund's fiscal year end was changed from August 31 to December 31.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class I	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.72		$12.42		$11.77
Income from investment operations:
Net investment income	0.17		0.21		0.07
Net realized and unrealized gain	1.73		0.62		0.70
Total from investment operations	1.90		0.83		0.77
Less distributions to shareholders:
Net investment income	(0.14)		(0.24)		(0.12)
Net realized gains	—		(0.32)		—
Total distributions to shareholders	(0.14)		(0.56)		(0.12)
Redemption fees:
Redemption fees added to paid-in capital	0.00	(b)	0.03		—
Net asset value, end of period	$14.48		$12.72		$12.42
Total return	15.03%		7.19%		6.52	%(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.84	%(e)	0.80%		0.96	%(e)(f)
Net expenses after fees waived or expenses reimbursed(g)	0.84	%(e)(h)	0.80	%(h)	0.96	%(e)(f)(h)
Net investment income	2.49	%(e)(h)	1.65	%(h)	2.34	%(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$62,456		$68,508		$35,388
Portfolio turnover	35%		72%		108%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class R	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.67		$12.40		$11.75
Income from investment operations:
Net investment income (loss)	0.12		0.16		(0.07)
Net realized and unrealized gain	1.74		0.56		0.82
Total from investment operations	1.86		0.72		0.75
Less distributions to shareholders:
Net investment income	(0.10)		(0.16)		(0.10)
Net realized gains	—		(0.32)		—
Total distributions to shareholders	(0.10)		(0.48)		(0.10)
Redemption fees:
Redemption fees added to paid-in-capital	0.00	(b)	0.03		—
Net asset value, end of period	$14.43		$12.67		$12.40
Total return	14.71%		6.25%		6.36	%(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.54	%(e)	1.51%		1.76	%(e)(f)
Net expenses after fees waived or expenses reimbursed(g)	1.53	%(e)(h)	1.49	%(h)	1.76	%(e)(f)(h)
Net investment income (loss)	1.75	%(e)(h)	1.29	%(h)	(2.20	%)(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$5,788		$6,004		$3
Portfolio turnover	35%		72%		108%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Financial Highlights (continued)

Class R4	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011(a)
Per share data
Net asset value, beginning of period	$12.72		$12.73
Income from investment operations:
Net investment income	0.15		0.18
Net realized and unrealized gain	1.74		0.31
Total from investment operations	1.89		0.49
Less distributions to shareholders:
Net investment income	(0.13)		(0.20)
Net realized gains	—		(0.32)
Total distributions to shareholders	(0.13)		(0.52)
Redemption fees:
Redemption fees added to paid-in-capital	0.00	(b)	0.02
Net asset value, end of period	$14.48		$12.72
Total return	14.89%		4.24%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.09	%(d)	1.12	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.09	%(d)(f)	1.12	%(d)(f)
Net investment income	2.23	%(d)(f)	1.66	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$74		$75
Portfolio turnover	35%		72%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to December 31, 2011.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Financial Highlights (continued)

Class R5	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011(a)
Per share data
Net asset value, beginning of period	$12.71		$12.73
Income from investment operations:
Net investment income	0.17		0.21
Net realized and unrealized gain	1.74		0.31
Total from investment operations	1.91		0.52
Less distributions to shareholders:
Net investment income	(0.14)		(0.24)
Net realized gains	—		(0.32)
Total distributions to shareholders	(0.14)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	0.00	(b)	0.02
Net asset value, end of period	$14.48		$12.71
Total return	15.12%		4.47%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.85	%(d)	0.79	%(d)
Net expenses after fees waived or expenses reimbursed(e)	0.85	%(d)(f)	0.79	%(d)(f)
Net investment income	2.53	%(d)(f)	1.99	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$3,927		$3,463
Portfolio turnover	35%		72%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to December 31, 2011.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class W	(Unaudited)		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.69		$12.41		$11.75
Income from investment operations:
Net investment income (loss)	0.18		0.18		(0.05)
Net realized and unrealized gain	1.70		0.59		0.81
Total from investment operations	1.88		0.77		0.76
Less distributions to shareholders:
Net investment income	(0.12)		(0.19)		(0.10)
Net realized gains	—		(0.32)		—
Total distributions to shareholders	(0.12)		(0.51)		(0.10)
Redemption fees:
Redemption fees added to paid-in capital	0.00	(b)	0.02		—
Net asset value, end of period	$14.45		$12.69		$12.41
Total return	14.82%		6.58%		6.51	%(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.31	%(e)	1.27%		1.22	%(e)(f)
Net expenses after fees waived or expenses reimbursed(g)	1.29	%(e)(h)	1.24	%(h)	1.22	%(e)(f)(h)
Net investment income (loss)	2.57	%(e)(h)	1.41	%(h)	(1.64	%)(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$8,761		$6		$3
Portfolio turnover	35%		72%		108%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,						Year Ended August 31,
Class Z	(Unaudited)		2011		2010		2009(a)		2009		2008		2007
Per share data
Net asset value, beginning of period	$12.70		$12.43		$10.09		$9.13		$13.88		$20.74		$29.10
Income from investment operations:
Net investment income	0.16		0.19		0.14		0.07		0.24		0.33		0.29
Net realized and unrealized gain (loss)	1.74		0.60		2.49		1.10		(4.47)		(1.10)		1.22
Total from investment operations	1.90		0.79		2.63		1.17		(4.23)		(0.77)		1.51
Less distributions to shareholders:
Net investment income	(0.13)		(0.22)		(0.29)		(0.13)		(0.35)		(0.19)		(0.39)
Net realized gains	—		(0.32)		—		—		—		(5.90)		(9.48)
Tax return of capital	—		—		—		(0.08)		(0.17)		—		—
Total distributions to shareholders	(0.13)		(0.54)		(0.29)		(0.21)		(0.52)		(6.09)		(9.87)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	0.00	(b)	0.02		—		—		—		—		—
Net asset value, end of period	$14.47		$12.70		$12.43		$10.09		$9.13		$13.88		$20.74
Total return	15.03%		6.73%		26.29	%(c)	12.97%		(29.71%)		(5.21%)		1.95%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.04	%(e)	1.03%		1.02	%(f)	1.14	%(e)	1.06%		1.03	%(f)	0.96	%(f)
Net expenses after fees waived or expenses reimbursed(g)	1.03	%(e)(h)	1.01	%(h)	1.02	%(f)(h)	1.14	%(e)(h)	1.06	%(h)	1.03	%(f)(h)	0.96	%(f)(h)
Net investment income	2.35	%(e)(h)	1.52	%(h)	1.23	%(h)	2.28	%(e)(h)	2.96	%(h)	2.17	%(h)	1.11	%(h)
Supplemental data
Net assets, end of period (in thousands)	$350,589		$303,881		$304,497		$273,528		$238,485		$282,293		$377,388
Portfolio turnover	35%		72%		108%		32%		110%		78%		67%

Notes to Financial Highlights

(a)  For the period from September 1, 2009 to December 31, 2009. In 2009, the Fund's fiscal year end was changed from August 31 to December 31.

(b)  Rounds to less than $0.01.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Real Estate Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's Class Z prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund wrote covered call options to decrease the Fund's exposure to equity risk and to increase return on instruments. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Contracts and premiums associated with options contracts written for the six months ended May 31, 2012 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at December 31, 2011	—	—
Opened	420	12,780
Expired	(420)	(12,780)
Balance at May 31, 2012	—	—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Call Option Contracts Written ($)	Total ($)
Equity contracts	12,780	12,780
Total	12,780	12,780

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.62% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2012

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended June 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.00	(a)
Class R5	0.00	(a)
Class W	0.21
Class Z	0.20

(a) Rounds to less than 0.01%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2012, these minimum account balance fees reduced total expenses by $3,713.

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2012, the Fund's total potential future obligation over the life of the Guaranty is $38,437. The liability remaining at June 30, 2012 for non-recurring charges associated with the lease amounted to $20,809 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $64,935 for Class A, $2,206 for Class B and $12 for Class C shares for the six months ended June 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from

Semiannual Report 2012

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.38%
Class B	2.13
Class C	2.13
Class I	0.97
Class R	1.63
Class R4	1.27
Class R5	1.02
Class W	1.38
Class Z	1.13

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.90
Class R	1.51
Class R4	1.20
Class R5	0.95
Class W	1.26
Class Z	1.01

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $530,340,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$160,841,000
Unrealized depreciation	—
Net unrealized appreciation	$160,841,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2014	$1,671,366
2015	31,861,197
2016	10,496,317
2017	19,370,084
Total	$63,398,964

The Fund acquired capital loss carryforwards in connection with the merger with RiverSource LaSalle Global Real Estate Fund, RiverSource Real Estate Fund, RiverSource LaSalle Monthly Dividend Real Estate Fund, and RiverSource LaSalle International Real Estate Fund of $18,257,511, $31,281,424, $39,100,200, and $108,218,139 respectively (Note 13). In addition to the acquired capital loss carryforwards, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforwards may be limited by the Internal Revenue Code. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to the provisions under the Internal Revenue Code are included as being expired.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $2,143,728 at December 31, 2011 as arising on January 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $191,039,175 and $201,797,678, respectively, for the six months ended June 30, 2012.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 6. Redemption Fees

The Fund assesses a 2.00% redemption fee on the proceeds from fund shares only to shareholders who received their Class Z shares pursuant to the reorganization of RiverSource LaSalle International Real Estate Fund and only if such shareholders redeem such shares (by sale or exchange) on or before April 11, 2011.

The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Redemption fees received by the Fund for the six months ended June 30, 2012 are disclosed in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $127,431,177 were on loan, secured by cash collateral of $125,881,810 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At June 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 33.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 10.9% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee

Semiannual Report 2012

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 11. Fund Merger

At the close of business on April 8, 2011, Columbia Real Estate Equity Fund acquired the assets and assumed the identified liabilities of RiverSource LaSalle Monthly Dividend Real Estate Fund, RiverSource Real Estate Fund, RiverSource LaSalle Global Real Estate Fund, and RiverSource LaSalle International Real Estate Fund. The mergers were completed after shareholders of the acquired funds approved the plan on February 15, 2011.

The aggregate net assets of Columbia Real Estate Equity Fund immediately before the acquisitions were $376,118,171 and the combined net assets immediately after the acquisitions were $737,998,908. The acquisitions were accomplished by a tax-free exchange of 6,732,469 shares of RiverSource LaSalle Monthly Dividend Real Estate Fund valued at $32,200,020 (including unrealized appreciation of $10,826,277); 19,288,542 shares of RiverSource Real Estate Fund valued at $217,100,607 (including unrealized appreciation of $26,920,212); 3,559,733 shares of RiverSource LaSalle Global Real Estate Fund valued at $14,932,477 (including unrealized appreciation of $2,556,790) and 9,613,304 shares of RiverSource LaSalle International Real Estate Fund valued at $97,647,633 (including unrealized appreciation of $9,524,654).

In exchange for shares of RiverSource LaSalle Monthly Dividend Real Estate Fund, RiverSource Real Estate Fund, RiverSource LaSalle Global Real Estate Fund and RiverSource LaSalle International Real Estate Fund, Columbia Real Estate Equity Fund issued the following number of shares:

	RiverSource LaSalle Monthly Dividend Real Estate Fund	RiverSource Real Estate Fund	RiverSource LaSalle Global Real Estate Fund	RiverSource LaSalle International Real Estate Fund
Class A	766,429	4,843,064	278,297	—
Class B	165,212	478,774	—	—
Class C	811,623	149,525	156,995	—
Class I	181,168	11,523,095	590,956	—
Class R	456,117	—	16,355	—
Class R4	1,955	2,808	760	—
Class R5	141,132	—	125,893	—
Class W	—	241	—	—
Class Z	—	—	—	7,642,501

For financial reporting purposes, net assets received and shares issued by Columbia Real Estate Equity Fund were recorded at fair value; however, RiverSource LaSalle Monthly Dividend Real Estate Fund, RiverSource Real Estate Fund, RiverSource LaSalle Global Real Estate Fund, and RiverSource LaSalle International Real Estate Fund's cost of investments were carried forward.

The financial statements reflect the operations of Columbia Real Estate Equity Fund for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource LaSalle Monthly Dividend Real Estate Fund, RiverSource Real Estate Fund, RiverSource LaSalle Global Real Estate Fund, and RiverSource LaSalle International Real Estate Fund that have been included in the combined Fund's Statement of Operations since the mergers were completed.

Assuming the mergers had been completed on January 1, 2011, Columbia Real Estate Equity Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011 would have been $14.1 million, $46.6 million, $(14.7) million and $46.0 million, respectively.

Note 12. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Real Estate Sector Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities

Semiannual Report 2012

Columbia Real Estate Equity Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

including changes in interest rates and the quality of credit extended.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia Real Estate Equity Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Real Estate Equity Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012

Columbia Real Estate Equity Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the sixty-fourth, eighty-ninth and fifty-sixth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the

Semiannual Report 2012

Columbia Real Estate Equity Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the third and second quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in

Semiannual Report 2012

Columbia Real Estate Equity Fund

Board Consideration and Approval of
Advisory Agreement (continued)

investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012

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Semiannual Report 2012

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Semiannual Report 2012

Columbia Real Estate Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia Real Estate Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund go to columbiamanagement.com. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1445 D (08/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 21, 2012